Vessels, net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Vessels, net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$1,420,078	$(321,063)	$1,099,015
Additions	115,902	(54,585)	61,317
Disposals	(76,264)	—	(76,264)
Vessels impairment loss	(99,485)	58,667	(40,818)
Balance December 31, 2018	$1,360,231	$(316,981)	$1,043,250
Additions	113,391	(52,088)	61,303
Disposals	(5,696)	81	(5,615)
Vessels impairment loss	(97,170)	60,490	(36,680)
Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258
Additions	110,416	(54,884)	55,532
Disposals	(5,233)	158	(5,075)
Vessels impairment loss	(161,199)	89,622	(71,577)
Balance December 31, 2020	$1,314,740	$(273,602)	$1,041,138